Strategas Trust

c/o Strategas Securities, LLC

52 Vanderbilt Avenue 8th Floor

New York, New York 10017

February 23, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Strategas Trust, Series 1-1

Amendment No. 4 to Form S-6

File No. 333-248861; ICA File No. 811-23608

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 4, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on February 23, 2021.

Strategas Trust		Strategas Securities, LLC
By: Strategas Securities, LLC As Depositor

By:	/s/ Jason Trennert	By:	/s/ Jason Trennert
	Name: Jason Trennert		Name: Jason Trennert
	Title: Chief Executive Officer		Title: Chief Executive Officer